Segment Information Operating Income (Loss) (Details) - USD ($) $ in Thousands		3 Months Ended									12 Months Ended
		Dec. 31, 2016		Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Segment Reporting Information [Line Items]
Restructuring Charges		$ 12,100		$ 1,200	$ 15,700	$ 11,500	$ 5,400	$ 23,100			$ 40,438		$ 28,464		$ 0
Stock-based compensation											115,123		138,748		111,850
Operating Income (Loss)		$ 9,503	[1]	$ (24,840)	$ (39,753)	$ (45,148)	$ (1,826)	$ (68,490)	$ (6,307)	$ 5,952	(100,238)		(70,671)		36,238
Acquisition Related (Benefit) Expense, Net											5,650		1,857		1,269
North America [Member]
Segment Reporting Information [Line Items]
Restructuring Charges											11,897		10,495
Stock-based compensation											104,700		124,100		99,900
Segment operating (loss) income	[2],[3]										(85,423)	[4]	(107,836)	[4]	(31,716)
International [Member]
Segment Reporting Information [Line Items]
Restructuring Charges											28,541		17,969
Stock-based compensation											10,400		14,700		12,000
Segment operating (loss) income	[2],[3]										$ (14,815)	[4]	$ 37,165	[4]	$ 67,954

[1]	(2)Income (loss) from discontinued operations, net of tax, includes $10.6 million of additional income tax expense attributed to discontinued operations for the three months ended December 31, 2015, which resulted from the valuation allowance that was recognized during the period against the Company's net deferred tax assets in the United States.
[2]	(1)Includes stock-based compensation of $104.7 million, $124.1 million and $99.9 million for North America and $10.4 million, $14.7 million and $12.0 million for International for the years ended December 31, 2016, 2015 and 2014, respectively.
[3]	.
[4]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOmJjOTRlYzdhNWJlOTQ3ODc5ZjA4ZjUxYjJjZjU3YjRhfFRleHRTZWxlY3Rpb246NDQ0NUE0M0ZFMkFBNTIxRjg0MTNCMUE3NDQ0RUY2MjIM}